Asset Retirement Obligations (Details) - Schedule of Asset Retirement Obligations Continuity - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Asset Retirement Obligations Continuity [Abstract]
Balance, beginning	$ 4,752,352	$ 4,176,493
Additions	5,488,969
Accretion	1,099,119	429,956
Settlement	(291,449)	(11,324)
Change in estimates	(221,185)	157,227
Balance, ending	$ 10,827,806	$ 4,752,352